UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21905

First Trust/Aberdeen Emerging Opportunity Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
September 30, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 42.7%
	Angola – 0.7%
500,000	Angolan Government International Bond (USD) (b)	9.38%	05/08/48	$530,115
	Argentina – 1.9%
33,070,000	Argentina POM Politica Monetaria, Argentina Central Bank 7 day repurchase reference rate (ARS) (c)	43.08%	06/21/20	949,090
340,000	Argentine Republic Government International Bond (USD)	5.63%	01/26/22	307,275
266,387	Argentine Republic Government International Bond (USD)	8.28%	12/31/33	237,085
				1,493,450
	Bahrain – 0.4%
270,000	Bahrain Government International Bond (USD)	7.00%	01/26/26	277,646
	Brazil – 3.9%
7,650,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	1,916,085
5,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,117,817
				3,033,902
	Ecuador – 1.0%
750,000	Ecuador Government International Bond (USD) (b)	8.75%	06/02/23	754,500
	Egypt – 1.4%
540,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	516,949
10,300,000	Egypt Treasury Bills (EGP)	(d)	04/16/19	521,194
				1,038,143
	El Salvador – 0.4%
300,000	El Salvador Government International Bond (USD)	7.65%	06/15/35	292,611
	Ghana – 1.7%
560,000	Ghana Government International Bond (USD)	8.13%	01/18/26	583,906
270,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	271,271
2,150,000	Republic of Ghana Government Bond (GHS)	21.50%	03/09/20	457,793
				1,312,970
	Honduras – 0.6%
410,000	Honduras Government International Bond (USD) (b)	7.50%	03/15/24	442,915
	Indonesia – 2.0%
23,200,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,534,169
	Iraq – 1.0%
200,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	200,372
610,000	Iraq International Bond (USD)	5.80%	01/15/28	579,717
				780,089
	Kenya – 0.3%
200,000	Kenya Government International Bond (USD)	6.88%	06/24/24	200,920
	Malaysia – 1.4%
4,700,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,113,145
	Mexico – 3.5%
31,850,000	Mexican Bonos (MXN)	8.00%	06/11/20	1,709,202
4,000,000	Mexican Bonos (MXN)	6.50%	06/09/22	205,337
16,000,000	Mexican Bonos (MXN)	5.75%	03/05/26	754,943
				2,669,482
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Nigeria – 1.8%
414,000,000	Nigeria Government Bond (NGN)	12.50%	01/22/26	$1,008,701
200,000	Nigeria Government International Bond (USD) (b)	7.88%	02/16/32	205,374
200,000	Nigeria Government International Bond (USD) (b)	7.63%	11/28/47	191,952
				1,406,027
	Oman – 0.3%
270,000	Oman Government International Bond (USD) (b)	6.75%	01/17/48	263,580
	Peru – 2.5%
6,010,000	Peruvian Government International Bond (PEN)	6.90%	08/12/37	1,935,549
	Poland – 3.0%
4,450,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,289,991
4,100,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	1,053,747
				2,343,738
	Russia – 4.3%
189,000,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	2,643,665
33,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	473,005
200,000	Russian Foreign Bond - Eurobond (USD)	5.88%	09/16/43	216,945
				3,333,615
	Rwanda – 0.7%
200,000	Rwanda International Government Bond (USD) (b)	6.63%	05/02/23	203,525
300,000	Rwanda International Government Bond (USD)	6.63%	05/02/23	305,287
				508,812
	South Africa – 4.2%
31,500,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	2,414,861
820,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	783,836
				3,198,697
	Sri Lanka – 0.7%
550,000	Sri Lanka Government International Bond (USD) (b)	6.75%	04/18/28	533,459
	Suriname – 0.3%
270,000	Republic of Suriname (USD) (b)	9.25%	10/26/26	266,625
	Tanzania – 0.1%
100,002	Tanzania Government International Bond, 6 Mo. LIBOR + 6.00% (USD) (c)	8.54%	03/09/20	102,164
	Tunisia – 0.7%
600,000	Banque Centrale de Tunisie International Bond (USD)	5.75%	01/30/25	531,038
	Turkey – 2.7%
17,800,000	Turkey Government Bond (TRY)	8.80%	09/27/23	1,923,017
1,140,000	Turkey Government Bond (TRY)	10.40%	03/20/24	137,327
				2,060,344
	Ukraine – 1.2%
865,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/24	841,235
188,000	Ukraine Government International Bond (USD) (b) (e)	(d)	05/31/40	99,666
				940,901
	Total Foreign Sovereign Bonds and Notes			32,898,606
	(Cost $35,218,214)
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 17.1%
	Argentina – 0.3%
200,000	Genneia S.A. (USD) (b)	8.75%	01/20/22	$188,200
	Barbados – 0.3%
250,000	Sagicor Finance 2015 Ltd. (USD) (b)	8.88%	08/11/22	259,062
	Brazil – 2.7%
277,000	Azul Investments LLP (USD) (b)	5.88%	10/26/24	240,702
270,000	Braskem Netherlands Finance BV (USD)	4.50%	01/10/28	257,837
280,000	CSN Resources S.A. (USD) (b)	7.63%	02/13/23	260,327
330,000	GTL Trade Finance, Inc. (USD)	7.25%	04/16/44	339,903
350,000	OAS Finance Ltd. (USD) (e) (g) (h) (i)	8.88%	(j)	17,500
200,000	OAS Investments GmbH (USD) (g) (h) (i)	8.25%	10/19/19	9,600
243,000	Odebrecht Drilling Norbe VIII/IX Ltd. (USD)	6.35%	12/01/21	239,051
650,000	Petrobras Global Finance BV (USD)	8.75%	05/23/26	713,050
				2,077,970
	China – 0.6%
260,000	Shimao Property Holdings Ltd. (USD)	8.38%	02/10/22	273,325
200,000	Yingde Gases Investment Ltd. (USD) (b)	6.25%	01/19/23	194,051
				467,376
	Colombia – 0.3%
207,000	Banco GNB Sudameris S.A. (USD) (b) (e)	6.50%	04/03/27	208,813
	Congo – 0.4%
260,000	HTA Group Ltd. (USD)	9.13%	03/08/22	267,800
	Dominican Republic – 1.0%
720,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (b)	7.95%	05/11/26	747,007
	El Salvador – 0.4%
310,000	Grupo Unicomer Co., Ltd. (USD) (b)	7.88%	04/01/24	326,666
	Georgia – 0.7%
200,000	Bank of Georgia JSC (USD) (b)	6.00%	07/26/23	195,734
350,000	Georgian Oil and Gas Corp. JSC (USD) (b)	6.75%	04/26/21	360,586
				556,320
	Guatemala – 0.5%
400,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (b)	6.88%	02/06/24	410,250
	Honduras – 0.4%
280,000	Inversiones Atlantida S.A. (USD) (b)	8.25%	07/28/22	289,660
	India – 0.3%
275,000	Vedanta Resources PLC (USD) (b)	6.13%	08/09/24	256,869
	Indonesia – 0.6%
350,000	Jababeka International BV (USD)	6.50%	10/05/23	291,137
200,000	Medco Platinum Road Pte Ltd. (USD) (b)	6.75%	01/30/25	189,569
				480,706
	Kazakhstan – 0.4%
308,000	Tengizchevroil Finance Co. International Ltd. (USD) (b)	4.00%	08/15/26	292,439
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Mexico – 1.0%
4,800,000	Petroleos Mexicanos (MXN)	7.19%	09/12/24	$222,584
270,000	Sixsigma Networks Mexico SA de CV (USD) (b)	7.50%	05/02/25	267,975
279,000	Unifin Financiera SAB de CV SOFOM ENR (USD) (b) (e)	8.88%	(j)	262,263
				752,822
	Nigeria – 1.5%
290,000	Access Bank PLC (USD) (b)	10.50%	10/19/21	310,233
290,000	IHS Netherlands Holdco BV (USD) (b)	9.50%	10/27/21	295,664
290,000	SEPLAT Petroleum Development Co., PLC (USD) (b)	9.25%	04/01/23	291,450
270,000	United Bank for Africa PLC (USD) (b)	7.75%	06/08/22	271,310
				1,168,657
	Oman – 0.4%
325,000	Oztel Holdings SPC Ltd. (USD) (b)	6.63%	04/24/28	326,560
	Russia – 1.4%
290,000	Credit Bank of Moscow Via CBOM Finance PLC (USD) (e)	7.50%	10/05/27	232,228
394,000	Evraz Group S.A. (USD) (b)	5.38%	03/20/23	385,832
290,000	Gazprom OAO Via Gaz Capital S.A. (USD)	4.95%	03/23/27	278,589
200,000	GTH Finance BV (USD) (b)	7.25%	04/26/23	208,730
				1,105,379
	South Africa – 1.5%
17,000,000	Eskom Holdings SOC Ltd. (ZAR)	7.50%	09/15/33	899,541
250,000	Liquid Telecommunications Financing PLC (USD)	8.50%	07/13/22	257,006
				1,156,547
	Turkey – 1.0%
339,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (b)	5.00%	04/06/23	318,539
280,000	Turkiye Garanti Bankasi AS (USD) (e)	6.13%	05/24/27	235,987
288,000	Turkiye Vakiflar Bankasi TAO (USD)	6.00%	11/01/22	231,120
				785,646
	Ukraine – 1.4%
280,000	Metinvest BV (USD) (b)	8.50%	04/23/26	267,498
322,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	301,344
7,250,000	Ukreximbank Via Biz Finance PLC (UAH)	16.50%	03/02/21	230,565
280,000	Ukreximbank Via Biz Finance PLC (USD)	9.63%	04/27/22	286,083
				1,085,490
	Total Foreign Corporate Bonds and Notes			13,210,239
	(Cost $14,103,217)

Shares	Description	Value
COMMON STOCKS (a) – 45.4%
	Brazil – 4.7%
103,750	Ambev S.A.	472,694
126,967	Banco Bradesco S.A., ADR	898,926
42,377	BRF S.A. (k)	229,904
55,951	Lojas Renner S.A.	428,927
64,062	Multiplan Empreendimentos Imobiliarios S.A.	298,059
33,831	Ultrapar Participacoes S.A.	312,379
64,053	Vale S.A., ADR	950,547
		3,591,436
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Chile – 0.9%
10,859	Banco Santander Chile S.A., ADR	$347,271
40,482	SACI Falabella	329,475
		676,746
	China – 11.7%
4,761	58.com, Inc., ADR (k)	350,410
4,434	Autohome, Inc., ADR	343,236
56,793	China International Travel Service Corp., Ltd., Class A	561,442
61,500	China Mobile Ltd.	606,095
188,000	China Resources Land Ltd.	658,019
100,100	Hangzhou Hikvision Digital Technology Co., Ltd., Class A	418,114
11,107	Huazhu Group Ltd., ADR	358,756
7,384	Kweichow Moutai Co., Ltd., Class A	783,408
60,000	Midea Group Co., Ltd., Class A (l)	351,423
103,000	Ping An Insurance Group Co. of China Ltd., Class H	1,046,006
58,400	Shanghai International Airport Co., Ltd., Class A	498,818
14,400	Sunny Optical Technology Group Co., Ltd.	166,104
52,600	Tencent Holdings Ltd.	2,171,635
19,000	Wuxi Biologics Cayman, Inc. (b) (k)	192,103
14,964	Yum China Holdings, Inc.	525,386
		9,030,955
	Hong Kong – 2.4%
103,600	AIA Group Ltd.	925,053
151,000	Hang Lung Group Ltd.	401,209
17,134	Hong Kong Exchanges & Clearing Ltd.	490,271
		1,816,533
	Hungary – 0.2%
9,145	Richter Gedeon Nyrt	171,101
	India – 6.0%
71,414	Aditya Birla Capital Ltd. (k)	112,948
42,998	Grasim Industries Ltd.	605,911
7,537	Hero MotoCorp Ltd.	304,979
21,069	Hindustan Unilever Ltd.	467,477
43,383	Housing Development Finance Corp., Ltd.	1,050,013
155,121	ITC Ltd.	637,154
29,889	Kotak Mahindra Bank Ltd.	470,703
22,004	Tata Consultancy Services Ltd.	662,852
5,428	UltraTech Cement Ltd.	304,006
		4,616,043
	Indonesia – 2.4%
1,517,700	Astra International Tbk PT	748,589
433,200	Bank Central Asia Tbk PT	702,062
317,600	Indocement Tunggal Prakarsa Tbk PT	394,296
		1,844,947
	Malaysia – 0.6%
80,600	Public Bank Bhd	486,891
	Mexico – 2.9%
7,300	Fomento Economico Mexicano, S.A.B. de C.V., ADR	722,481
14,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	797,300
99,338	Grupo Financiero Banorte, S.A.B. de C.V., O Shares	718,627
		2,238,408
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Philippines – 1.6%
1,040,000	Ayala Land, Inc.	$770,905
316,129	Bank of the Philippine Islands	487,388
		1,258,293
	Poland – 0.3%
9,196	Bank Polska Kasa Opieki S.A.	264,895
	Russia – 1.4%
8,347	Lukoil PJSC, ADR	638,045
2,066	Lukoil PJSC, ADR	158,462
5,496	Magnit PJSC	321,733
		1,118,240
	South Africa – 1.7%
33,910	Massmart Holdings Ltd.	247,804
52,100	MTN Group Ltd.	322,667
1,500	Naspers Ltd., Class N	323,696
65,263	Truworths International Ltd.	385,359
		1,279,526
	South Korea – 4.3%
1,020	Amorepacific Corp.	126,437
1,941	Amorepacific Group	163,259
1,336	LG Chem Ltd.	440,215
753	NAVER Corp.	486,047
61,070	Samsung Electronics Co., Ltd. (Preference Shares)	2,083,840
		3,299,798
	Taiwan – 2.4%
212,954	Taiwan Semiconductor Manufacturing Co., Ltd.	1,830,820
	Thailand – 1.2%
47,600	Siam Cement (The) PCL (l)	656,450
53,000	Siam Commercial Bank (The) PCL (l)	244,187
		900,637
	Turkey – 0.5%
26,944	BIM Birlesik Magazalar A.S.	363,191
	United Kingdom – 0.2%
20,954	Standard Chartered PLC	173,811
	Total Common Stocks	34,962,271
	(Cost $30,724,024)
	Total Investments – 105.2%	81,071,116
	(Cost $80,045,455) (m)
	Outstanding Loan – (7.5)%	(5,800,000)
	Net Other Assets and Liabilities – 2.3%	1,763,734
	Net Assets – 100.0%	$77,034,850

See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2018	Sale Value as of 9/30/2018	Unrealized Appreciation/ (Depreciation)
10/11/18	DB	TRY	5,187,000	USD	784,153	$ 852,057	$ 784,153	$ 67,904
10/11/18	CIT	ZAR	20,552,000	USD	1,511,775	1,450,752	1,511,775	(61,023)
11/27/18	BAR	USD	1,481,548	BRL	5,785,000	1,481,548	1,425,404	56,144
10/11/18	UBS	USD	1,031,047	TRY	5,187,000	1,031,047	852,057	178,990
10/11/18	UBS	USD	1,478,524	ZAR	20,552,000	1,478,524	1,450,752	27,772
Net Unrealized Appreciation (Depreciation)								$269,787

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
UBS	UBS
See Note 2C – Forward Foreign Currency Contracts in the Notes to Portfolio of Investments.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Asset Management Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2018, securities noted as such amounted to $13,440,974 or 17.4% of net assets.
(c)	Floating rate security.
(d)	Zero coupon bond.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2E - Restricted Securities in the Notes to Portfolio of Investments).
(h)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(i)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(j)	Perpetual maturity.
(k)	Non-income producing security.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2018, securities noted as such are valued at $1,252,060 or 1.6% of net assets.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,355,420 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,059,972. The net unrealized appreciation was $1,295,448. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 32,898,606	$ —	$ 32,898,606	$ —
Foreign Corporate Bonds and Notes*	13,210,239	—	13,210,239	—
Common Stocks:
China	9,030,955	8,679,532	351,423	—
Thailand	900,637	—	900,637	—
Other Country Categories*	25,030,679	25,030,679	—	—
Total Investments	$ 81,071,116	$ 33,710,211	$ 47,360,905	$—
Forward Foreign Currency Contracts	330,810	—	330,810	—
Total	$ 81,401,926	$ 33,710,211	$ 47,691,715	$—
LIABILITIES TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (61,023)	$ —	$ (61,023)	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
A	5.1%
A-	12.9
BBB	9.7
BBB-	12.2
BB+	7.8
BB	8.1
BB-	8.8
B+	9.7
B	10.7
B-	8.1
Not Rated	6.9
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	40.3%
Banks	8.4
Interactive Media & Services	4.1
Metals & Mining	3.0
Wireless Telecommunication Services	2.6
Real Estate Management & Development	2.6
Technology Hardware, Storage & Peripherals	2.6
Beverages	2.5
Insurance	2.4
Construction Materials	2.4
Semiconductors & Semiconductor Equipment	2.3
Utilities	2.0
Hotels, Restaurants & Leisure	1.8
Transportation Infrastructure	1.6
Oil, Gas & Consumable Fuels	1.4
Automobiles	1.3
Exploration & Production	1.3
Thrifts & Mortgage Finance	1.3
Integrated Oils	1.2
Food & Staples Retailing	1.2
Multiline Retail	0.9
Chemicals	0.9
IT Services	0.8
Tobacco	0.8
Electronic Equipment, Instruments & Components	0.7
Real Estate	0.7
Communications Equipment	0.7
Central Bank	0.7
Government Development Banks	0.6
Capital Markets	0.6
Household Products	0.6
Oil & Gas Services & Equipment	0.5
Specialty Retail	0.5
Pipelines	0.5
Household Durables	0.4
Retail - Consumer Discretionary	0.4
Media	0.4
Food & Beverage	0.4
Personal Products	0.4
Software & Services	0.3
Commercial Finance	0.3
Life Insurance	0.3
Airlines	0.3
Food Products	0.3
Life Sciences Tools & Services	0.2
Power Generation	0.2
Pharmaceuticals	0.2
Diversified Financial Services	0.1
Industrial Other	0.0*
Total	100.0%

* Amount is less than 0.05%.

See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	36.1%
HKD	8.2
INR	5.7
ZAR	5.6
MXN	4.4
RUB	4.2
IDR	4.2
BRL	4.1
KRW	4.1
CNY	3.2
PLN	3.2
TRY	3.0
PEN	2.4
TWD	2.3
MYR	2.0
PHP	1.5
NGN	1.2
ARS	1.2
THB	1.1
EGP	0.6
GHS	0.6
CLP	0.4
UAH	0.3
GBP	0.2
HUF	0.2
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EGP	Egyptian Pound
GBP	British Pound Sterling
GHS	Ghanaian Cedis
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
September 30, 2018 (Unaudited)
1. Organization
First Trust/Aberdeen Emerging Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FEO on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Bonds, notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
September 30, 2018 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on Aberdeen Asset Management Inc.’s (“Aberdeen” or the “Sub-Advisor”) or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
September 30, 2018 (Unaudited)
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
September 30, 2018 (Unaudited)
to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
E. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of September 30, 2018, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	04/18/13	$350,000	$5.00	$350,000	$17,500	0.02%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/12	200,000	4.80	200,000	9,600	0.01
				$550,000	$27,100	0.03%
3. Derivative Transactions
For the fiscal year-to-date period (January 1, 2018 through September 30, 2018), the notional values of forward foreign currency contracts opened and closed were $49,279,810 and $47,564,221, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust/Aberdeen Emerging Opportunity Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 27, 2018